Other operating income (Loss) - Other operating expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating income (Loss)
Other operating expenses	€ 44,202	€ 1,965	€ 5,691